Other Payables - Schedule of Other Payables (Details) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Trade And Other Payables [Abstract]
Payables for salaries and bonuses	$ 1,153,048	$ 1,376,197
Payables for professional fees	680,708	412,676
Payables for cash-settled share-based payment transactions (Note 19)	669,042	195,000
Interest payables	50,430
Others	129,433	96,671
Other Payables	$ 2,682,661	$ 2,080,544